FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ (36)	$ (5)
Cash flow hedges (note 15(d))	73,847	(8,503)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	3,599	502
Cash flow hedges (note 15(d))	(14)	29
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	3,326	(242)
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	0	8,483
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(1,992)	331
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	146	(2,358)
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	83,130	(12,699)
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Income Tax Relating To Reclassification Adjustments On Cash Flow Hedges, Before Tax	(22,515)	9,837
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ 8,203	(12,381)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Cash flow hedges (note 15(d))		$ 9,000